Consolidated Income Statements - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Interest income	¥ 2,407,045	¥ 2,406,350	¥ 2,144,070
Interest expense	1,090,730	1,137,430	771,907
Net interest income	1,316,315	1,268,920	1,372,163
Fee and commission income	1,147,132	1,101,777	1,131,364
Fee and commission expense	203,822	178,351	178,867
Net fee and commission income	943,310	923,426	952,497
Net trading income	134,069	320,302	270,464
Net income (loss) from financial assets at fair value through profit or loss	(21,939)	54,655	(667)
Net investment income	176,464	93,922	424,097
Other income	155,631	505,666	755,855
Total operating income	2,703,850	3,166,891	3,774,409
Impairment charges on financial assets	259,938	119,686	136,808
Net operating income	2,443,912	3,047,205	3,637,601
General and administrative expenses	1,696,386	1,679,813	1,775,183
Other expenses	488,806	575,657	792,765
Operating expenses	2,185,192	2,255,470	2,567,948
Share of post-tax profit of associates and joint ventures	24,031	40,157	49,323
Profit before tax	282,751	831,892	1,118,976
Income tax expense	51,768	184,306	229,378
Net profit	230,983	647,586	889,598
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	200,052	541,932	759,998
Non-controlling interests	18,567	93,779	119,878
Other equity instruments holders	¥ 12,364	¥ 11,875	¥ 9,722
Earnings per share:
Basic	¥ 145.48	¥ 387.76	¥ 538.84
Diluted	¥ 145.39	¥ 387.49	¥ 538.43